Provision For Warranty (Tables)	12 Months Ended
Dec. 31, 2011
Provision For Warranty [Abstract]
Schedule Of Changes In The Amount Of Provision For Warranty

Balance January 1, 2010	5,650
Charged to cost of sales	7,066
Deductions	(4,824)
Foreign currency translation effect	381

Balance December 31, 2010	8,273
Charged to cost of sales	29,809
Acquisition SEAS	33,733
Deductions	(24,822)
Foreign currency translation effect	2,519

Balance December 31, 2011	49,512
Non-current portion	(6,828)

Current portion	42,684